Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 20 Commitments and Contingencies

Commitments

The following table presents the Company’s future minimum purchase commitments at March 31, 2023. Purchase commitments primarily include contractual commitments for the purchase of data, hosting services and software as a service arrangement:

Contractual commitments
2023 (April to December)	2,475,000
2024	3,600,000
6,075,000

Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the business or consolidated financial statements.

27    Commitments and Contingencies

Commitments

The following table presents the Company’s future minimum purchase commitments at December 31, 2022. Purchase commitments primarily include contractual Commitments for the purchase of data, hosting services and software as a service arrangement:

Year ending December 31,	Contractual commitments
2023	3,309,184
2024	3,627,551
2025	18,368
6,955,103

Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the business or consolidated financial statements.

On July 12, 2022, Near received a letter from a company called Near GmbH claiming that Near is infringing Near GmbH’s European Union trademark registration for “Near” and its corresponding business designation rights in France. Near responded to Near GmbH stating that Near had received the letter and is evaluating its contents. Near’s German trademark counsel spoke to Near GmbH’s counsel in August 2022 and discussed a potential resolution to the matter. At this time no settlement agreement has been executed, but Near believes that it is reasonably possible that a loss may be incurred. The possible loss is estimated to be between $25,000 and $75,000.

Kludein I Acquisition Corp. [Member]
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a Registration Rights Agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of the Company’s securities held by them. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by us, subject to certain limitations. The Registration Rights Agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Closing, the existing Registration Rights Agreement will be amended and restated and the Company, the Sponsor, and certain persons and entities holding securities of Near prior to the Closing (collectively, together with the Sponsor, the “Reg Rights Holders”) will enter into an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will agree that, within 30 days after the Closing, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders (the “Resale Registration Statement”), and the Company will use its reasonable best efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof, but in no event later than 60 days (or 90 days if the SEC notifies the Company that it will review the Resale Registration Statement). In certain circumstances, each of the Reg Rights Holders can demand up to two underwritten offerings and will be entitled to piggyback registration rights, in each case subject to certain limitations set forth in the A&R Registration Rights Agreement.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Legal Fees

As of December 31, 2022 and 2021, the Company has incurred legal fees of $1,723,836 and $118,550, respectively, payments for which are contingent upon the consummation of the Business Combination, of which such amounts are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Advisor Agreement

On September 16, 2021, the Company entered into an advisor agreement, in which the advisor (CF&CO) will act as the Company’s placement agent and arranger in connection with any financing. Additionally, the advisor will act as a capital markets advisor in connection with the Target Business Combination. The Company agrees to pay the advisor the following (i) $6 million if the Total Capital (as hereinafter defined) involved in the private placement, offering or other sale of equity or equity-linked instruments in any form, including, without limitation, preferred or common equity, or instruments convertible into preferred or common equity or other related forms of interests or capital of the Company in one or a series of transactions (“Financing”) and Target Business Combination is less than $175.5 million; (ii) $8 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $175.5 million but less than $225 million; or (iii) $10 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $225 million. For purposes of the Advisor Agreement, “Total Capital” means the aggregate amount of proceeds received from any Financing plus the total amount of proceeds raised in connection with the initial public offering of the Company (the “IPO”) that remain in the Trust Account at the time of the closing of the Target Business Combination, after giving effect to redemptions of any Public Stockholders. Upon the earlier of (i) the consummation of the Target Business Combination or any other Business Combination, (ii) the liquidation of the Company in accordance with its organizational documents if it does not consummate a Business Combination prior to its deadline to do so (as such deadline may be extended by amendment to the Company’s organizational documents), or (iii) termination of the Advisor Agreement, the Company will promptly reimburse CF&CO for its out-of-pocket expenses reasonably incurred by CF&CO in connection with CF&CO rendering its services under the Advisor Agreement, including the fees and disbursements of legal counsel, whether or not any Financing occurs; provided that, except as contemplated by the Indemnification Provisions (as defined in the Advisor Agreement), such expenses will not exceed $50,000 in the aggregate, in each case unless approved in writing (including e-mail) by the Company in advance (not to be unreasonably withheld, delayed or conditioned).

Common Stock Subscription Agreement

Simultaneously with the execution and delivery of the Merger Agreement, the Company entered into a common stock purchase agreement (the “Common Stock Purchase Agreement”) and related registration rights agreement (the “CF Registration Rights Agreement”) with CF Principal Investments LLC (“CF”). Pursuant to the Common Stock Purchase Agreement, following the Closing, Near, as the Company’s successor, has the right to sell to CF up to a Total Commitment (as defined in the Common Stock Purchase Agreement) of $100,000,000 in shares of Near’s Common Stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Near is obligated under the Common Stock Purchase Agreement and the CF Registration Rights Agreement to file a registration statement with the SEC to register under the Securities Act for the resale by CF of shares of Common Stock that Near may issue to CF under the Common Stock Purchase Agreement.

Near will not have the right to commence any sales of Common Stock to CF under the Common Stock Purchase Agreement until the Commencement (as defined in the Common Stock Purchase Agreement), which is the time when all of the conditions to the Near’s right to commence sales of Common Stock to CF set forth in the Common Stock Purchase Agreement have been satisfied, including that a registration statement relating to the Common Stock is filed and declared effective by the SEC.

After the Commencement, Near will have the right, from time to time at its sole discretion until the first day of the month next following the 36-month period from and after the Commencement, to direct CF to purchase up to a specified maximum amount of shares of Common Stock as set forth in the Common Stock Purchase Agreement. Near will control the timing and amount of any sales of the Common Stock to CF. Actual sales of shares of the Common Stock to CF under the Common Stock Purchase Agreement will depend on a variety of factors to be determined by Near from time to time, including, among other things, market conditions, and the trading price of the Common Stock.

The purchase price of the shares of Common Stock that Near elects to sell to CF pursuant to the Common Stock Purchase Agreement will be the volume weighted average price of the Common Stock during the applicable purchase date on which Near has timely delivered written notice to CF directing it to purchase the shares of Common Stock under the Common Stock Purchase Agreement. Near will receive 98% of the volume weighted average price of the Common Stock so sold.

In connection with the execution of the Common Stock Purchase Agreement, Near will issue to CF shares of Common Stock in an amount equal to $2,000,000 at a per share price based on the price of Near’s Common Stock on the Commencement Date, as consideration for CF’s irrevocable commitment to purchase the shares of Common Stock upon the terms and subject to the satisfaction of the conditions set forth in the Common Stock Purchase Agreement.

On March 22, 2023, the Company entered into an omnibus fee agreement (the “CF Fee Agreement”) with Cantor Fitzgerald & Co. (“CF&CO”) and CF, which CF Fee Agreement amended certain provisions of (i) that certain letter agreement between KludeIn and CF&CO, dated as of September 16, 2021 (as amended, the “CF Engagement Letter”), (ii) the Common Stock Purchase Agreement, and (iii) that certain Registration Rights Agreement between KludeIn and CF, dated as of May 18, 2022 (the “CF Registration Rights Agreement”).

Pursuant to the CF Fee Agreement, among other things, the parties agreed that, notwithstanding any term or provision of the CF Engagement Letter, CF&CO would receive, in lieu of the cash advisory fee otherwise payable to it pursuant to the CF Engagement Letter, a number of shares (the “Advisory Fee Shares”) of Near Common Stock equal to the greater of (i) 600,000 shares of Near Common Stock and (ii) the quotient obtained by dividing (x) $6,000,000 by (y) the VWAP of the Near Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Advisory Fee Shares, provided that clause (y) may in no event be less than $2.06.